Financial Statement Amounts and Balances of Group's VIEs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Total current assets	$ 236,520	$ 306,819
Total assets	417,596	414,628
Total current liabilities	85,033	66,362
Total liabilities	89,352	66,652
Net revenues	96,668	119,507	137,663
Net (loss) Income attributable to China Techfaith Wireless Communication Technology Limited	(13,431)	(2,470)	(3,294)
Net cash (used in) provided by operating activities	1,472	3,399	2,960
Consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited
Variable Interest Entity [Line Items]
Total current assets	69	28,128
Total assets	69	28,128
Total assets as % of the Group's total assets		7.00%
Total current liabilities	242	211
Total liabilities	242	211
Total Liabilities as % of the Group's total liabilities	0.00%	0.00%
Net revenues			3
Net revenues as % of the Group's net revenue	0.00%	0.00%	0.00%
Net (loss) Income attributable to China Techfaith Wireless Communication Technology Limited	206	(1,179)	(3,194)
Net cash (used in) provided by operating activities	$ (28,058)	$ 1,056	$ (1,373)